OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Products and Services Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 3,304.1	$ 2,823.5
Simulation Products [Member]
Disclosure of operating segments [line items]
Revenue	1,473.8	1,278.2
Training and Services [Member]
Disclosure of operating segments [line items]
Revenue	$ 1,830.3	$ 1,545.3